Share-Based Payment Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) yr $ / shares shares	Dec. 31, 2023 USD ($) yr shares $ / shares	Dec. 31, 2022 USD ($) yr shares $ / shares	Mar. 29, 2023	Feb. 09, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exchange ratio					0.071679
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	5.5	6.25	6.078
Weighted average remaining contractual life of outstanding share options	5 years 6 months	6 years 3 months	7 years 4 months 24 days
Weighted average fair value per share of share options granted	$ 60.42	$ 713	$ 20.35
Share based compensation by share based award number of options excercised during the period | shares			85,522
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 39	$ 0	$ 0
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months
Share based compensation by share based award initial vesting percentage	25.00%
Share based compensation by share based award remaining vesting period	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted	$ 0.3
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted	$ 1
Two Thousand and Sixteen Plan [Member] | Milestone Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options vested during the period | shares	0	4,967	0
Two Thousand and Sixteen Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	50.00%
Share based compensation by share based award initial vesting percentage two	25.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Exchange Ratio of 0.071679 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per share of share options granted			$ 20.35
Share exchange ratio				0.071679
Share based compensation by share based award number of options excercised during the period | shares		624	6,130
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 10,900	$ 12,700	$ 3,500
Allocated share based compensation consulting fees | $	$ 56	$ 19	$ 27